Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events
20. Subsequent Events
On August 1, 2022, the Company’s subsidiary, Eve UAM, LLC

(the “Lender”), entered into a loan agreement (the “Loan Agreement”) with Embraer Aircraft Holding, Inc., the Company’s majority stockholder (“EAH”), in order to efficiently manage the Company’s cash reserves at a rate of return that is favorable to the Company. Pursuant to the Loan Agreement, the Lender has agreed to lend to EAH an aggregate principal amount of up to $81,000,000 at an interest rate of 4.89
% per annum. All unpaid principal advanced under the Loan Agreement, together with any accrued and unpaid interest thereon, shall be due and payable on August 1, 2023
, which date may be extended upon mutual written agreement of the Lender and EAH. Any outstanding principal amount under the Loan Agreement may be prepaid at any time, in whole or in part, by EAH at its election and without penalty, and the Lender may request full or partial prepayment from EAH of any outstanding principal amount under the Loan Agreement at any time. In accordance with the Company’s Related Person Transactions Policy, on July 22, 2022, the Loan Agreement was determined to be entered into on an arms-length basis, in the best interests of the Company and its stockholders and unanimously approved by the Company’s independent directors.

13.	Subsequent Events
The UAM Business considers events or transactions that have occurred after the balance sheet date of December 31, 2021, but prior to the issuance of the combined financial statements to provide additional evidence relative to certain estimates or to identify matters that require additional recognition or disclosure. The UAM Business evaluated subsequent events and transactions that occurred after the balance sheet date through March 18, 2022, which is the date the combined financial statements were issued. The UAM Business did not identify any subsequent events that would have required adjustment or disclosure in the combined financial statements in accordance with ASC 855—
Subsequent events
.